10-Q Indebtedness	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Indebtedness	Indebtedness
a.Convertible Notes Payable
On December 23, 2022, the Company entered into an amended and restated securities purchase agreement (the “SPA”) with the SPAC Executive described in Note 1 above, which provided for the SPAC Executive’s obligation to provide funding to the Company up to a maximum amount of $8.5 million, provided that the Company had satisfied the conditions for closing under the SPA or the SPAC Executive had waived those conditions. On March 22, 2023, the Company entered a first amendment to the SPA with the SPAC Executive. Pursuant to the SPA, and the first amendment to the SPA, the Company issued to the SPAC Executive two secured convertible promissory notes (the “SPAC Executive Notes”) in the aggregate amount of $8.5 million. The initial $5.0 million funding under the SPA was received on December 30, 2022. The remaining $3.5 million funding was received from the SPAC Executive on March 30, 2023. The SPAC Executive Notes issued bear interest at a simple rate of 14% per annum, payable quarterly in cash. Funding under the securities purchase agreement were subject to certain conditions.
The SPAC Executive Notes are secured, and are payable in full 24 months following the issuance of the notes. The SPAC Executive Notes are senior to all current and future indebtedness of the Company, except they are subordinated to the Company Revolver and pari passu to certain Company stockholder debt. The notes are also senior to certain Company stockholder debt; provided that such Company stockholder debt can be paid at maturity assuming no event of default has occurred under the SPAC Executive Notes. If not converted in connection with the merger agreement described in Note 1 above, the SPAC Executive Notes will be assumed by the new Electriq entity resulting from the merger.
The SPAC Executive has the right but not the obligation to convert the outstanding principal and unpaid accrued interest on the convertible notes into shares of common stock of the Company or its successor in interest in the event of (i) a future issuance of equity securities for the purpose of raising capital of at least $20 million; (ii) an acquisition of the Company or its successor, whether by asset purchase, merger or share purchase (an “Acquisition Transaction”); (iii) certain capital markets transactions, including initial public offering (“IPO”), direct listing, or SPAC-related transaction (a “Capital Markets Transaction”); or (iv) upon maturity if the SPAC Executive Note remains outstanding. Further, feature (v) states that if an Acquisition Transaction occurs before the repayment or conversion of the SPAC Executive Notes into conversion shares, the Company will pay to the SPAC Executive at the closing of the Acquisition Transaction if the SPAC Executive elects not to convert the SPAC Executive Notes in connection with such Acquisition Transaction an amount equal to any unpaid accrued interest plus two times the outstanding principal amount of the SPAC Executive Notes. Other than at maturity, the conversion price is 95% of the relevant consideration per share. With respect to conversion at maturity, the price per share is to be obtained by dividing $275.0 million by the number of outstanding shares of common stock of the Company. SPAC Executive will be entitled to demand prepayment in cash in connection with any Capital Markets Transaction. The SPAC Executive Notes will have events of default that are customary for similar instruments.
The Company has evaluated each of the features and has concluded that the Capital Market Transaction is the most predominant outcome of all the possible features of this instrument, as the Company is currently in negotiations to enter into a SPAC transaction expected to close in the next three months. As consummation of a merger with a SPAC is in the Company’s control, management believes that ASC 480 is not applicable until the merger occurs. As the SPAC Executive Notes are not accounted for under ASC 480, the Company continued its assessment to determine the nature of the host and the accounting for the embedded features under other relevant guidance. The SPAC Executive Notes included one embedded conversion feature for which ASC 815 required the Company to bifurcate and separately account for the conversion feature as an embedded derivative, and carry the embedded derivative on its balance sheet at fair value and account for any unrealized changes in fair value as a component of the results of operations. Since feature (v) described above would include a large premium, it is not considered to be clearly and closely related to the debt host. The fair value of the derivative liability as of June 30, 2023 was de minimis, as the factors underlying the bifurcated conversion feature giving rise to the derivative treatment have a low probability of occurrence.
On June 8, 2023, a Notes Conversion Agreement was executed by and among the Company, TLG and the SPAC Executive whereby the parties have agreed that simultaneous with the closing of the merger described in Note 1 above, pursuant to the terms and conditions of the Merger Agreement, the SPAC Executive Notes will automatically convert into securities of the new public entity, upon which the SPA and the SPAC Executive Notes will be terminated including any rights of conversion set forth therein, and shall be cancelled. SPAC Executive also agreed that $8,500,000, the currently outstanding aggregate principal amount of the SPAC Executive Notes, and all accrued but unpaid interest on the SPAC Executive Notes shall automatically convert into securities of the new public entity simultaneously with the closing of the merger.
On November 2, 2021, the Company borrowed $2,000,000 bearing interest at 10% per annum. Interest expense of $33,472 was recorded in 2021 and added to the principal balance of the loan. The loan was repayable in twelve monthly installments of $178,775, representing both interest and principal, beginning in January 2022. As of June 30, 2023 and December 31, 2022, the balance was $0 and $177,297, respectively.
In June 2022, the Company borrowed $11,200,000, of which $5,100,000 was borrowed from management or significant equity investors, bearing simple interest at 2%, accrued monthly. The loans were repayable in twelve months. The amount owed was equal to (i) the balance outstanding and all accrued interest, plus (ii) a one-time prepayment fee equal to 6% of the balance outstanding.
On June 8, 2023, additional Notes Conversion Agreements were executed between the Company and various noteholders whereby the noteholders have agreed that the currently outstanding aggregate principal amounts of the notes, included in loans payable, totaling approximately $7.8 million, and all accrued but unpaid interest on the notes of approximately $2.3 million shall automatically convert into securities of the Company, upon the execution of these agreements. Conversions of approximately $10.1 million of loans payable, including accrued interest (exclusive of the SPAC Executive Notes), resulted in the issuance of 166,585,379 shares of Electriq common stock, including additional shares of Electriq common stock issued to noteholders as an incentive to convert, and 66,644,737 shares of Electriq cumulative mandatorily redeemable Series B preferred stock as an incentive prior to Closing. See further discussion surrounding the cumulative mandatorily redeemable Series B preferred stock in Note 8.
The Company determined the total fair value received of $21.1 million of funds received in June 2023 for the Pre-Closing Financings and Notes Conversion Agreements for each transaction was equivalent to the cash amount paid by the investors in exchange for the stock (i.e., $11.0 million in Pre-Closing Financings and $10.1 million in Notes Conversion Agreements). See further discussion in Notes 8 and 10.
During June 2023, all remaining loans payable balances that were not included in the Notes Conversion Agreements, including a total remaining cumulative principal balance of approximately $3.4 million, plus accrued interest, were repaid to noteholders that elected not to convert their respective notes.
As of June 30, 2023, all outstanding loans payable of $11.2 million were either converted or repaid. The only outstanding Company indebtedness as of June 30, 2023 was the $8.5 million in convertible SPAC Executive Notes.
The following summarizes the maturities of the convertible note payable as of June 30, 2023:

Balance of 2023	$—
2024	5,000,000
2025	3,500,000
Total loans and convertible note payable	$8,500,000
b.SAFE Notes
During the year ended December 31, 2021, the Company executed SAFE arrangements. The SAFE notes are not mandatorily redeemable, nor do they require the Company to repurchase a fixed number of shares. The Company determined the SAFE notes contained a liquidity event provision that embodied an obligation indexed to the fair value of the Company’s equity shares and could require the Company to settle the SAFE obligation by transferring assets or cash. Accordingly, the Company recorded the SAFE notes as a liability under ASC 480 and re-measures fair value at the end of each reporting period, with changes in fair value reported in operations.
The fair value of the SAFE notes was estimated using a probability weighted value method based on the total present value of cash flows, utilizing a 20% discount rate, plus the additional upside from the fixed price conversions for each of the scenarios. The unobservable inputs for the fixed price conversions were based on probabilities that the SAFE notes would convert upon either a (i) financing, (ii) liquidity event due to a sale, or (iii) liquidity event from going public. Decreases in the fair value of SAFE notes resulted in remeasurement gains of $16,750,000 and $16,490,000 for the three and six months ended June 30, 2023, respectively. The decreases in the fair value of SAFE notes as of June 30, 2023 were primarily the result of the fair value of equity in an initial public offering scenario based on estimated TLG proceeds to existing Electriq stockholders (excluding current cumulative mandatorily redeemable Series B preferred stock and common stock financing round) of $275 million and discounted to present value, as compared to prior valuations which considered $495 million of estimated TLG proceeds. The fixed price conversions under the various scenarios were calculated using the following assumptions:

	June 30, 2023	December 31, 2022
Term	0.8 - 2.0 years	0.3 - 2.0 years
Risk-free interest rate	4.81% - 5.33%	4.36% - 4.67%
Volatility	65% - 75%	75% - 85%
Between May 2021 and October 2021, the Company issued a series of SAFE notes in an aggregate principal amount of $8,906,788 to investors, of which $7,229,245 were issued to management or significant equity investors, which provide the investors with a right to obtain shares of preferred stock upon the occurrence of certain events. The fair value of the SAFE notes on the date of issuance was determined to equal the proceeds received by the Company. As of June 30, 2023 and December 31, 2022, the fair value of the SAFE notes were $14,670,000 and $22,750,000, respectively. For the three months ended June 30, 2023 and 2022, the Company recorded a gain of $8,430,000 and a loss of $6,194,000, respectively, and for the six months ended June 30, 2023 and 2022, the Company recorded a gain of $8,080,000 and a loss of $8,131,000, respectively, within other expense (income) in the condensed consolidated statements of operations related to fair value adjustments for these SAFE notes.
In November 2021, the Company issued a second series of SAFE notes in an aggregate principal amount of $16,300,000 to investors, of which $15,000,000 were issued to significant equity investors. Additionally, warrants to purchase shares of common stock were issued contemporaneous with several of these issued SAFE notes. These warrants provided the SAFE investors with the ability to obtain shares of common stock of the Company equal to the amount of the SAFE investment divided by a defined exercise price. See Note 12. As of June 30, 2023 and December 31, 2022, the fair value of the SAFE notes were $20,440,000 and $28,850,000, respectively. For the three months ended June 30, 2023 and 2022, the Company recorded a gain of $8,320,000 and a loss of $6,241,000, respectively, and for the six months ended June 30, 2023 and 2022, the Company recorded a gain of $8,410,000 and a loss of $8,148,000, respectively, within other expense (income) in the Condensed Consolidated Statements of Operations related to fair value adjustments for these SAFE notes.
Indebtedness
a.Convertible Notes Payable
During 2019, the Company issued $2,822,500 convertible promissory notes (“2019 Notes”) to investors, of which $2,717,500 were issued to management or significant equity investors. These 2019 Notes had a stated interest rate of 8% per annum, a two-year maturity date and were convertible, at the holder’s sole option, into shares of preferred stock at variable conversion prices. The interest expense on the 2019 Notes during the years ended
December 31, 2022 and 2021 was zero and $119,757, respectively. For the years ended December 31, 2022 and 2021, the discount accretion on the 2019 Notes was zero and $234,500, respectively, and is included within interest expense on the Consolidated Statement of Operations.
On July 19, 2021, the 2019 Notes with a principal amount of $2,822,500, along with accrued interest of $427,790, for a total of $3,250,290, were converted to preferred shares. This conversion of the 2019 Notes was through the Voluntary Conversion after First Anniversary feature of the 2019 Notes, which provided in the event the 2019 Notes do not convert into preferred stock in a Qualified Financing or Non-Qualified Financing, both as defined, or are repaid upon the maturity date or in a liquidity event, as defined, within 12 months, the 2019 Note holder has the option to convert the outstanding principal plus accrued and unpaid interest into shares of preferred stock. This voluntary conversion did not meet the definition of a derivative because there was no contractual or market mechanism to facilitate net settlement. The shares of preferred stock issued upon conversion were 808,582,252.
A liquidity event, for purposes of the 2019 Notes, is defined as (i) sale of more than 50% of the outstanding voting securities having the right to vote for the election of members of the Board of Directors, (ii) any reorganization, merger or consolidation, (iii) sale, lease or other disposition of all or substantially all of the assets of the Company, (iv) exclusive licensing of material intellectual property, or (v) dissolution or winding up of the Company.
The 2019 Notes included two embedded conversion features, for which ASC 815-15 required the Company to bifurcate and separately account for the conversion features as embedded derivatives and carry the embedded derivatives on its balance sheet at fair value and account for any unrealized changes in fair value as a component of the results of operations. The embedded conversion features were (1) Voluntary Conversion in a Qualified or Non-Qualified Financing, and (2) Mandatory Prepayment. The Voluntary Conversion in a Qualified Financing was at the election of the 2019 Note holder if the Company consummated, prior to maturity date or a liquidity event, as defined, sale of preferred stock with at least $4,000,000 in proceeds (“Qualified Financing”). The Voluntary Conversion in a Non-Qualified Financing was at the election of the 2019 Note holder if the Company consummated, prior to maturity date or a liquidity event, as defined, sale of preferred stock that did not constitute a Qualified Financing (“Non-Qualified Financing”). For each, the conversion price was the price per share equal to the lesser of (i) 80% of the applicable price per share paid by the purchasers of the preferred stock sold in a Qualified Financing or Non-Qualified Financing or (ii) an amount obtained by dividing (x) $20,000,000 by (y) the fully diluted capitalization of the Company. The Voluntary Conversion in a Qualified or Non-Qualified Financing would have been settled in a variable number of shares, accordingly it was evaluated as a redemption feature and met the definition of a derivative. Mandatory Prepayment was upon the occurrence of a liquidity event, as defined, whereby any outstanding principal and interest not converted into equity was due and payable immediately upon closing of the liquidity event, plus a 100% premium equal to the 2019 Notes’ principal. Both embedded conversion features contained a substantial premium, thus they are not clearly and closely related to the 2019 Notes and are redemption features which are bifurcated and separately accounted for as an embedded derivative.
During 2020, the fair value of the derivative liability decreased from $804,000 to zero as the factors underlying the bifurcated conversion features giving rise to the derivative treatment did not occur and were not contemplated to occur.
On December 23, 2022, the Company entered into an amended and restated securities purchase agreement (the “SPA”) with an executive of the SPAC (“SPAC Executive”) described in Note 1 above, which provides for the SPAC Executive’s obligation to provide funding to the Company up to a maximum amount of $8.5 million, provided that the Company has satisfied the conditions for closing under the SPA or the SPAC Executive has waived those conditions. Pursuant to the SPA, and subject to the closing of the financing arrangement, the Company will issue to the SPAC Executive one or more secured convertible promissory notes in the aggregate amount of up to a maximum of $8.5 million. The initial $5.0 million funding under the amended and restated securities purchase agreement with the SPAC Executive was received on December 30, 2022. Potential funding of up to an additional $3.5 million is subject to certain conditions. The notes issued bear interest at a simple rate of 14% per annum, payable quarterly in cash. Funding under the securities purchase agreement is subject to certain conditions.
The SPAC Executive Note is secured, and is payable in full 24 months following the issuance of the note. The SPAC Executive Note is senior to all current and future indebtedness of the Company, except it is subordinated to the Company Revolver and pari passu to certain Company stockholder debt. The note is also senior to certain Company stockholder debt; provided that such Company stockholder debt can be paid at maturity assuming no event of default has occurred under the SPAC Executive Note. If it is not converted in connection with the merger agreement described in Note 1 above, the SPAC Executive Note will be assumed by the new Electriq entity resulting from the merger.
The SPAC Executive has the right but not the obligation to convert the outstanding principal and unpaid accrued interest on the convertible note into common shares of the Company or its successor in interest in the event of (i) a future issuance of equity securities for the purpose of raising capital of up to $21.5 million; (ii) an acquisition of the Company or its successor, whether by asset purchase, merger or share purchase (an “Acquisition Transaction”); (iii) certain capital markets transactions, including IPO, direct listing, or SPAC-related transaction (a “Capital Markets Transaction”); or (iv) upon maturity if the SPAC Executive Note remains outstanding. Further, feature (v) states that if an Acquisition Transaction occurs before the repayment or conversion of the SPAC Executive Note into Conversion Shares, the Company will pay to the SPAC Executive at the closing of the Acquisition Transaction if the SPAC Executive elects not to convert the SPAC Executive Note in connection with such Acquisition Transaction an amount equal to any unpaid accrued interest plus two times the outstanding principal amount of the SPAC Executive Note. Other than at maturity, the conversion price is 95% of the relevant consideration per share. With respect to conversion at maturity, the price per share is to be obtained by dividing $275.0 million by the number of outstanding shares of common stock of the Company. SPAC Executive will be entitled to demand prepayment in cash in connection with any Capital Markets Transaction. The SPAC Executive Note will have events of default that are customary for similar instruments.
The Company has evaluated each of the features and has concluded that the Capital Market transaction is the most predominant outcome of all the possible features of this instrument, as the Company is currently in negotiations to enter into a SPAC transaction expected to close in the next three months. As consummation of a merger with a SPAC is in the Company’s control, management believes that ASC 480 is not applicable until the merger occurs. As the SPAC Executive Note is not accounted for under ASC 480, the Company continued its assessment to determine the nature of the host and the accounting for the embedded features under other relevant guidance. The SPAC Executive Note included one embedded conversion feature for which ASC 815 required the Company to bifurcate and separately account for the conversion feature as an embedded derivative, and carry the embedded derivative on its balance sheet at fair value and account for any unrealized changes in fair value as a component of the results of operations. Since feature (v) described above would include a large premium, it is not considered to be clearly and closely related to the debt host. The fair value of the derivative liability as of December 31, 2022 was de minimis, as the factors underlying the bifurcated conversion feature giving rise to the derivative treatment have a low probability of occurrence.
On November 2, 2021, the Company borrowed $2,000,000 bearing interest at 10% per annum. Interest expense of $33,472 was recorded in 2021 and added to the principal balance of the loan. The loan is repayable in twelve monthly installments of $178,775, representing both interest and principal, beginning in January 2022. As of December 31, 2022 and December 31, 2021, the balance was $177,297 and $2,033,472, respectively.
In June 2022, the Company borrowed $11,200,000, of which $5,100,000 was borrowed from management or significant equity investors, bearing simple interest at 2%, accrued monthly. The loans are repayable in twelve months. If prepayment is made at any time prior to the seven-month anniversary of the date of these loans, the amount owed shall be equal to 120% of the principal balance outstanding. If payment is made any time after the seven-month anniversary of these loans, the amount owed shall equal (i) the balance outstanding and all accrued interest, plus (ii) a one-time prepayment fee equal to 6% of the balance outstanding. As of December 31, 2022, no repayments have been made under these loans.
The following summarizes the maturities of the loans and convertible note payable as of December 31, 2022:

2023	$11,377,297
2024	5,000,000
Total loans and convertible note payable	$16,377,297
c.SAFE Notes
During the year ended December 31, 2021, the Company executed Simple Agreement for Future Equity (“SAFE”) arrangements. The SAFE notes are not mandatorily redeemable, nor do they require the Company to repurchase a fixed number of shares. The Company determined the SAFE notes contained a liquidity event provision that embodied an obligation indexed to the fair value of the Company’s equity shares and could require the Company to settle the SAFE obligation by transferring assets or cash. Accordingly, the Company recorded the SAFE notes as a liability under ASC 480 and re-measures fair value at the end of each reporting period, with changes in fair value reported in operations.
The fair value of the SAFE notes was estimated using a probability weighted value method based on the total present value of cash flows, utilizing a 20% discount rate, plus the additional upside from the fixed price conversions for each of the scenarios. The unobservable inputs for the fixed price conversions were based on probabilities that the SAFE notes would convert upon a (i) financing, (ii) liquidity event due to a sale, and (iii) liquidity event from going public. The fixed price conversions under the various scenarios were calculated using the following assumptions:

	2022	2021
Term	0.3-2.0 years	1.0-2.0 years
Risk-free interest rate	4.36%—4.67%	0.09%—0.73%
Volatility	75% - 85%	110%
In May through October 2021, the Company issued a series of SAFE notes for $8,906,788 to investors, of which $7,229,245 were issued to management or significant equity investors, which provide the investors with a right to obtain shares of preferred stock upon the occurrence of certain events. The fair value of the SAFE notes on the date of issuance was determined to equal the proceeds received by the Company. As of December 31, 2022 and December 31, 2021, these SAFE notes were fair valued at $22,750,000 and $12,938,000, respectively. For the years ended December 31, 2022 and December 31, 2021, the Company recorded losses of $9,812,000 and $3,781,212, respectively, within other expense in the Consolidated Statements of Operations related to fair value adjustments for these SAFE notes.
In November 2021, the Company issued a second series of SAFE notes for $16,300,000 to investors, of which $15,000,000 were issued to significant equity investors. Additionally, warrants to purchase shares of common stock were issued contemporaneous with several of these issued SAFE notes. These warrants provided the SAFE investors with the ability to obtain common shares of the Company equal to the amount of the SAFE investment divided by a defined exercise price. See Note 11. As of December 31, 2022 and December 31, 2021, these SAFE notes were fair valued at $28,850,000 and $18,060,000, respectively. For the years ended December 31, 2022 and December 31, 2021, the Company recorded losses of $10,790,000 and $2,010,000, respectively, within other expense in the Consolidated Statements of Operations related to fair value adjustments for these SAFE notes.
d.SBA Loan
During 2020, the Company received a loan of $240,800 from the Small Business Administration (“SBA”), bearing interest at 1%. On May 28, 2021, the Company was notified of the full forgiveness of the principal and interest on this SBA loan and recognized a gain within other income in the Consolidated Statements of Operations for the year ended December 31, 2021.